Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Exchange Traded Concepts Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001452937
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 25, 2022
Prospectus Date	rr_ProspectusDate	Sep. 01, 2022
ROBO Global® Robotics and Automation Index ETF | ROBO Global® Robotics and Automation Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ROBO
ROBO Global® Healthcare Technology and Innovation ETF | ROBO Global® Healthcare Technology and Innovation ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTEC
ROBO Global® Artificial Intelligence ETF | ROBO Global® Artificial Intelligence ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THNQ